Note 14 - Shareholders' Equity - Black-Scholes Option-Pricing Model Assumptions (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Risk-free interest rate	0.327%	(0.147%)	0.818%
Expected lives (years) (Year)	15 years	15 years	15 years
Expected volatility	50.582%	52.202%	53.794%
Expected dividends	1.316%	1.045%	1.023%